Loans And Debentures - Schedule of Guarantees of the Debtor Balance on Loans and Financings (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings	R$ 19,466
Promissory Notes and Sureties [member]
IfrsStatementLineItems [Line Items]
Borrowings	224
Guarantee and Receivables [member]
IfrsStatementLineItems [Line Items]
Borrowings	1,065
Sureties [Member]
IfrsStatementLineItems [Line Items]
Borrowings	16,758
Unsecured [member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 1,419